Pensions and Post-Employment Benefits - Schedule of Reconciliations of the Actuarial Benefits Obligations, Pension Plan Assets, And Liabilities Recognized in the Balance Sheet (Detail) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of defined benefit plans [line items]
Projected benefit obligation at beginning of the period	$ 2,010	$ 1,903
Service cost	11	10	$ 11
Interest cost	105	108
Actuarial (gains) losses	(158)	29
Reduction from disposal of assets	(17)	2
Settlements and curtailments	0	(2)
Plan amendments	0	(11)
Benefits paid	(170)	(130)
Foreign currency translation	(77)	101
Projected benefit obligation at end of the period	1,704	2,010	1,903
Fair value of plan assets at beginning of the period	1,275	1,208
Return on plan assets	65	64
Actuarial losses	(84)	(16)
Employer contributions	95	105
Reduction for disposal of assets	(13)	1
Settlements	0	(2)
Benefits paid	(170)	(130)
Foreign currency translation	(23)	45
Fair value of plan assets at end of the period	1,145	1,275	1,208
Net projected liability in the statement of financial position	559	735
Pension defined benefit plans [member]
Disclosure of defined benefit plans [line items]
Projected benefit obligation at beginning of the period	1,909	1,811
Service cost	7	6	7
Interest cost	97	100
Actuarial (gains) losses	(159)	30
Reduction from disposal of assets	(17)	2
Settlements and curtailments	0	(2)
Plan amendments	0	(10)
Benefits paid	(160)	(122)
Foreign currency translation	(65)	94
Projected benefit obligation at end of the period	1,612	1,909	1,811
Fair value of plan assets at beginning of the period	1,273	1,207
Return on plan assets	65	64
Actuarial losses	(84)	(16)
Employer contributions	85	97
Reduction for disposal of assets	(13)	1
Settlements	0	(2)
Benefits paid	(160)	(122)
Foreign currency translation	(22)	44
Fair value of plan assets at end of the period	1,144	1,273	1,207
Net projected liability in the statement of financial position	468	636
Other Benefits Plans [Member]
Disclosure of defined benefit plans [line items]
Projected benefit obligation at beginning of the period	101	92
Service cost	4	4	4
Interest cost	8	8
Actuarial (gains) losses	1	(1)
Reduction from disposal of assets	0	0
Settlements and curtailments	0	0
Plan amendments	0	(1)
Benefits paid	(10)	(8)
Foreign currency translation	(12)	7
Projected benefit obligation at end of the period	92	101	92
Fair value of plan assets at beginning of the period	2	1
Return on plan assets	0	0
Actuarial losses	0	0
Employer contributions	10	8
Reduction for disposal of assets	0	0
Settlements	0	0
Benefits paid	(10)	(8)
Foreign currency translation	(1)	1
Fair value of plan assets at end of the period	1	2	$ 1
Net projected liability in the statement of financial position	$ 91	$ 99